Global Beta ETF Trust
Global Beta Momentum-Growth ETF
Schedule of Investments
August 31, 2020 (Unaudited)

COMMON STOCKS - 99.9%	Number of Shares	Value
Communication Services - 21.7%
Alphabet, Inc. - Class A *	81	$131,992
Alphabet, Inc. - Class C *	79	129,100
Electronic Arts, Inc. *	78	10,879
Facebook, Inc. - Class A *	649	190,287
Fox Corp. - Class A	85	2,368
Fox Corp. - Class B	40	1,112
Netflix, Inc. *	119	63,018
Take-Two Interactive Software, Inc. *	30	5,136
Walt Disney Co.	488	64,352
		598,244
Consumer Discretionary - 16.7%
Amazon.com, Inc. *	91	314,037
Dollar General Corp.	129	26,042
Garmin Ltd. ^	75	7,771
Hasbro, Inc.	66	5,210
Lowe's Companies, Inc.	388	63,900
PulteGroup, Inc.	130	5,797
Target Corp.	257	38,861
		461,618
Consumer Staples - 1.7%
Altria Group, Inc.	502	21,957
Campbell Soup Co.	46	2,420
Church & Dwight Co, Inc.	66	6,325
Clorox Co.	34	7,599
Monster Beverage Corp. *	101	8,470
		46,771
Energy - 0.5%
Devon Energy Corp.	100	1,087
EOG Resources, Inc.	155	7,028
Marathon Oil Corp.	210	1,109
Occidental Petroleum Corp.	245	3,121
		12,345
Financials - 6.3%
American International Group, Inc.	233	6,790
BlackRock, Inc.	42	24,956
Cboe Global Markets, Inc.	30	2,754
CME Group, Inc.	97	17,059
Fifth Third Bancorp	185	3,822
First Republic Bank	45	5,081
Intercontinental Exchange, Inc.	148	15,722
Invesco Ltd.	100	1,020
MarketAxess Holdings, Inc.	10	4,859
Marsh & McLennan Companies, Inc.	138	15,858
MetLife, Inc.	208	8,000
Moody's Corp.	44	12,964
MSCI, Inc.	23	8,585
Nasdaq, Inc.	31	4,167
People's United Financial, Inc.	110	1,164
Principal Financial Group, Inc.	65	2,737
S&P Global, Inc.	65	23,817
Truist Financial Corp.	364	14,127
		173,482
Health Care - 12.1%
Alexion Pharmaceuticals, Inc. *	60	6,853
Amgen, Inc.	159	40,278
Anthem, Inc.	68	19,143
Bristol-Myers Squibb Co.	611	38,004
Cardinal Health, Inc.	75	3,807
Centene Corp. *	156	9,566
DexCom, Inc. *	25	10,635
Edwards Lifesciences Corp.	167	14,335
Eli Lilly and Co.	227	33,685
Humana, Inc.	36	14,946
Incyte Corp. *	49	4,721
Intuitive Surgical, Inc. *	31	22,656
McKesson Corp.	44	6,751
Merck & Co, Inc.	681	58,069
Perrigo Co. PLC ^	35	1,831
Regeneron Pharmaceuticals, Inc. *	27	16,738
ResMed, Inc.	39	7,051
Vertex Pharmaceuticals, Inc. *	70	19,539
West Pharmaceutical Services, Inc.	20	5,679
		334,287
Industrials - 0.9%
Equifax, Inc.	33	5,553
Ingersoll Rand, Inc. *	90	3,155
Jacobs Engineering Group, Inc.	35	3,160
Rollins, Inc.	35	1,930
TransDigm Group, Inc.	14	6,995
Westinghouse Air Brake Technologies Corp.	49	3,261
		24,054
Information Technology - 36.0%
Adobe, Inc. *	176	90,357
Advanced Micro Devices, Inc. *	428	38,871
Applied Materials, Inc.	335	20,636
Autodesk, Inc. *	80	19,656
CDW Corp.	50	5,682
Citrix Systems, Inc.	42	6,098
Fidelity National Information Services, Inc.	226	34,092
Fiserv, Inc. *	205	20,414
Fortinet, Inc. *	49	6,468
Global Payments, Inc.	109	19,252
Intel Corp.	1,546	78,769
Jack Henry & Associates, Inc.	28	4,632
KLA Corp.	57	11,693
Leidos Holdings, Inc.	49	4,434
Microsoft Corp.	1,232	277,853
NVIDIA Corp.	225	120,370
Paycom Software, Inc. *	18	5,390
PayPal Holdings, Inc. *	429	87,576
Qorvo, Inc. *	40	5,131
salesforce.com, Inc. *	329	89,702
Seagate Technology PLC	80	3,839
ServiceNow, Inc. *	70	33,741
Tyler Technologies, Inc. *	15	5,180
Western Digital Corp.	105	4,034
		993,870
Materials - 0.7%
Corteva, Inc.	195	5,567
Newmont Corp.	217	14,600
		20,167
Real Estate - 1.3%
CBRE Group, Inc. - Class A *	90	4,232
Healthpeak Properties, Inc.	145	4,008
Prologis, Inc.	199	20,270
Realty Income Corp.	93	5,769
UDR, Inc.	75	2,611
		36,890
Utilities - 2.0%
Dominion Energy, Inc.	227	17,806
NextEra Energy, Inc.	132	36,850
		54,656
TOTAL COMMON STOCKS (Cost $2,498,766)		2,756,384
Money Market Fund - 0.1%
First American Government Obligations Fund - Class X, 0.07% (a)	2,382	2,382
TOTAL MONEY MARKET FUND (Cost $2,382)		2,382
TOTAL INVESTMENTS - 100.0% (Cost $2,501,148)		2,758,766
OTHER ASSETS LESS LIABILITIES - 0.0% #		934
TOTAL NET ASSETS - 100.0%		$2,759,700

^ U.S. Dollar-denominated foreign security.
* Non-income producing security.
(a) 7-day net yield.
(#) Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P. Global Beta Advsiors LLC is licensed to use GICS sector classification through its licensed agreement with S&P.